SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)	12 Months Ended						3 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Subsidiaries [Member]	Jun. 30, 2013 Williston Basin [Member]	Dec. 31, 2012 Williston Basin [Member]	Jun. 30, 2013 Williston Basin [Member] Subsequent event acre	Dec. 31, 2010 Giddings Field [Member]	Dec. 31, 2012 Appalachian Region [Member]	Dec. 31, 2011 Appalachian Region [Member]	Dec. 31, 2012 Eagle Ford Region [Member]	Dec. 31, 2011 Eagle Ford Region [Member]	Dec. 31, 2012 Oil and natural gas properties	Dec. 31, 2011 Oil and natural gas properties	Dec. 31, 2010 Oil and natural gas properties
Gas and Oil Acreage
Required Period To Remit Liabilities Under Revenue Payable	30 days
Due Period of Joint Interest Owner Obligations	30 days
Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves Future Unweighted Arithmetic Average Period To Estimate Commodity Price	12 months
Time period for capitalization of significant construction projects (more than six months)	6 months														6 months
Interest cost capitalized during period	$ 4,400,000	$ 0	$ 0												$ 4,400,000
Depletion, depreciation, amortization and accretion	59,730,000	23,246,000	8,189,000												49,200,000	18,400,000	8,300,000
Accounts payable	196,515,000	138,320,000
Exploration and Abandonment Costs
Geological and geophysical	2,570,000	1,497,000	942,000
Leasehold abandonment	34,056,000	1,108,000	0					24,300,000			9,800,000	802,000		306,000
Leasehold impairments	41,595,000	0	0					35,000,000			5,200,000		1,400,000
Exploration Abandonment and Impairment Expense	78,221,000	2,605,000	942,000
Impairment of Proved Properties						3,800,000		3,600,000		306,000
Accounts Receivable Oil and Gas Period After Production Outstanding Balance Due				30 days	60 days
Allowance for Doubtful Accounts Receivable	448,000	286,000
Costs Incurred, Exploration Costs Included in Leasehold Abandonment Expense		1,500,000
Gain (Loss) on Contract Termination							$ (4,700,000)
Operating Leases, Acreage of Property Subject to Lease									700